Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - CAD ($)		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
Operating expenses
General and administrative		$ 1,679,546	$ 1,660,157
Research and development		792,460	424,262
Total operating expenses		2,472,006	2,084,419
Loss before other expenses		(2,472,006)	(2,084,419)
Finance expenses
Unrealized loss on short-term investment (Note 3)		(84,224)
Foreign exchange gain (loss)		42,348	(6,464)
Interest income		36,875
Total finance expenses		(5,001)	(6,464)
Other income
Dividend received		22,101
Total other incomes		22,101
Loss before taxes		(2,454,906)	(2,090,883)
Tax expenses		(4,562)
Net Loss		(2,459,468)	(2,090,883)
Other comprehensive loss for the period
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations		(4,618)
Comprehensive loss		$ (2,464,086)	$ (2,090,883)
Loss per share, basic (in Dollars per share)	[1]	$ (1.07)	$ (1.67)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	[1]	2,297,738	1,251,790

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.